RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021
RECLAMATION PROVISION
Balance At Beginning Of The Year	$ 445	$ 726
Changes In Estimates	0	(364)
Unwinding Of Discount Related To Continuing Operations	11	44
Effect Of Movements In Exchange Rates	49	39
Balance At End Of The Year	$ 505	$ 445